REAL ESTATE PROPERTY, NET (Tables)	12 Months Ended
Dec. 31, 2021
Real Estate [Abstract]
Schedule of real estate properties
	Land	Building	Condominium units	Currency translation adjustment	Total

Cost:

At January 1, 2020	$26,315	$165,586	$21,586	$(4,637)	$208,850
Additions	-	615	374	19,692	20,681
Disposals	-	-	(2,238)	-	(2,238)

At December 31, 2020	26,315	166,201	19,722	15,055	227,293
Additions	-	996	(83)	(7,186)	(6,273)
Disposals	(61)	-	(432)	-	(493)
Reclassification – property held for sale*)	(697)	-	(6,074)	-	(6,771)

At December 31, 2021	25,557	167,197	13,133	7,869	213,756

Accumulated depreciation and impairment:

At January 1, 2020	-	24,918	2,898	(75)	27,741
Depreciation and impairment charge for the year	-	3,221	725	3,552	7,498

At December 31, 2020	-	28,139	3,623	3,477	35,239
Depreciation and impairment charge for the year	-	3,365	574	(1,331)	2,608
Disposals	-	-	(135)	-	(135)
Reclassification - property held for sale*)	-	-	(878)	-	(878)

At December 31, 2021	-	31,504	3,184	2,146	36,834

Real estate property, net:

At December 31, 2020	$26,315	$138,062	$16,099	$11,578	$192,054

At December 31, 2021	$25,557	$135,693	$9,978	$5,723	$176,922

*) Balance of property held for sale is comprised of Condominium units in Miami.

Schedule of estimated depreciation expenses
Year	Estimated depreciation expenses

2022	3,728
2023	3,728
2024	3,728
2025	3,728
2026 and thereafter	136,453

151,365